Document And Entity Information	Jun. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2026
Entity Registrant Name	Longevity Health Holdings, Inc.
Entity Central Index Key	0001842939
Entity Emerging Growth Company	true
Entity File Number	001-40228
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-1645738
Entity Address, Address Line One	2403 Sidney Street, Suite 300
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15203
City Area Code	412
Local Phone Number	894-8248
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false